Intangible Assets, Net (Details 1) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
2013	$ 3,679	23,373
2014	3,502	22,250
2015	3,354	21,302
2016	3,323	21,111
2017	3,291	20,907
Thereafter	41,379	262,882
Intangible assets, net	$ 58,528	371,825	398,465	353,026